Assets Held for Sale - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Feb. 06, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds		$ 20	$ 1,605	$ 1
SP [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds	$ 2,750